COMMITMENTS AND CONTINGENCIES	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	12. COMMITMENTS AND CONTINGENCIES As of March 31, 2022, the Company has no commitments or contingencies involved.	13. COMMITMENTS AND CONTINGENCIES As of June 30, 2022, the Company has no commitments or contingencies involved.

13. COMMITMENTS AND CONTINGENCIES

As of September 30, 2022, the Company has no commitments or contingencies involved.

CATTHIS HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the nine months ended September 30, 2022 and 2021 (Unaudited) and for the twelve months ended December 31, 2021 (Audited)

(Currency expressed in United States Dollars (“USD”), except for number of shares)

12. COMMITMENTS AND CONTINGENCIES As of December 31, 2021, the Company has no commitments or contingencies involved.